Notes Payable - Related Party (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	$ 1,705,201	$ 728,001	$ 25,500	$ 5,000
Less Current Maturities	(1,705,201)	(728,001)
Note Payables - Related Party Long Term
5% Note Payable Paseco ApS [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	888,880
Non Interest Bearing Loan Payable Sunrise Financial Group Inc [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	38,235
Note Payable ML Group [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	21,520	21,557
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	41,945
5% Note Payable - Sune Olsen Holding ApS [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	526,689	521,390
5% Note Payable - Sune Olsen [Member]
Related Party Transaction [Line Items]
Total Notes Payable - Related Party	$ 187,932	$ 185,054